SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
Schedule of segment reporting	Wholesale Pharma manufacturing Nutraceuticals & Pharmaceuticals Other Total Revenues 50,744,468 344,708 2,287,698 - 53,376,874 Segment profit / (loss) (1,661,252) (1,232,732) (3,552,718) (2,993,026) (9,439,727)Total assets 28,193,797 15,605,459 28,054,242 3,871,101 75,724,599 Reportable segmentsOperationsWholesale Distribution and export of pharmaceutical products Pharma manufacturingProduction of pharmaceutical productsNutraceutical and pharmaceuticals Trade of owned nutraceutical & pharmaceutical products